INCOME TAXES - Disclosure of non-capital loss carryforwards (Details) - CAD ($)	Nov. 30, 2022	Nov. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	$ 10,971,723	$ 9,703,024
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	675,203
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	2,350,798
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	2,443,638
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	3,591,486
2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	$ 1,910,598